Income Taxes (Details Textual) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016
Income Taxes (Textual)
Federal net operating loss carryforwards	$ 7.6
Federal net operating loss expire date	Dec. 31, 2033
Federal income tax rate	21.00%	34.00%
During period provides immediate expensing, description	The Act also provides for immediate expensing of 100% or the costs of qualified property that is incurred and placed in service during the period from September 27, 2017 to December 31, 2022. Beginning January 1, 2023, the immediate expensing provision is phased down by 20% per year until it is completely phased out as of January 1, 2027.
Minimum [Member]
Income Taxes (Textual)
Federal income tax rate	21.00%
Maximum [Member]
Income Taxes (Textual)
Federal income tax rate	35.00%